UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment     Number:
                                                  ----
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Towle & Co.
          ---------------------------------------------
Address:  1610 Des Peres Road, Suite 250
          ---------------------------------------------
          St. Louis, MO 63131
          ---------------------------------------------

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis, CFA
        -------------------------
Title:  Director of Research
        -------------------------
Phone:  314-822-0204
        -------------------------

Signature, Place, and Date of Signing:

Peter J. Lewis                        St. Louis, MO                  1/22/08
--------------                        -------------                  -------
  [Signature]                         [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            None
                                          --------
Form 13F Information Table Entry Total:         65
                                          --------
Form 13F Information Table Value Total:   $296,340
                                          --------
                                       (thousands)

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -------
Advantage Energy Income Fund   Foreign Unit     00762l101      396   45000 UNT      Sole    None       45000      -       -
Alpha Natural Resources Inc    Common Stock     02076x102    14307  440500 SH       Sole    None      270900      -  169600
AmeriServ Financial Inc        Common Stock     03074a102     2505  904419 SH       Sole    None      550600      -  353819
Arkansas Best Corp             Common Stock     040790107     7325  333870 SH       Sole    None      206050      -  127820
ArvinMeritor Inc               Common Stock     043353101     7293  621800 SH       Sole    None      385300      -  236500
BankUnited Financial Corp      Common Stock     06652b103     5150  746400 SH       Sole    None      460000      -  286400
Beazer Homes USA Inc           Common Stock     07556q105     4276  575559 SH       Sole    None      356000      -  219559
Brunswick Corp                 Common Stock     117043109     8059  472700 SH       Sole    None      292800      -  179900
Building Materials Holding     Common Stock     120113105     4883  883100 SH       Sole    None      543900      -  339200
Canetic Resources Trust        Foreign Unit     137513107      537   40000 UNT      Sole    None       40000      -       -
Celestica Inc                  Common Stock     15101q108     5947 1025400 SH       Sole    None      632018      -  393382
Chiquita Brands Intl Inc       Common Stock     170032809    13529  735700 SH       Sole    None      452100      -  283600
Circuit City Stores Inc        Common Stock     172737108      252   60000 SH       Sole    None       60000      -       -
CNA Financial Corp             Common Stock     126117100     8290  245850 SH       Sole    None      152400      -   93450
ConocoPhillips                 Common Stock     20825c104     6847   77550 SH       Sole    None       47450      -   30100
Covenant Transport Group Inc   Common Stock     22284p105     3088  459600 SH       Sole    None      281600      -  178000
Dot Hill Sys Corp              Common Stock     25848t109      295  121400 SH       Sole    None      121400      -       -
Edge Petroleum Corp            Common Stock     279862106      266   45000 SH       Sole    None       45000      -       -
EFJ Inc.                       Common Stock     26843b101      275  100000 SH       Sole    None      100000      -       -
Flagstar Bancorp Inc           Common Stock     337930101     5643  809725 SH       Sole    None      498625      -  311100
Flexsteel Industries Inc       Common Stock     339382103     3921  326753 SH       Sole    None      198735      -  128018
FSI International Inc          Common Stock     302633102      360  200000 SH       Sole    None      200000      -       -
Furniture Brands Intl Inc      Common Stock     360921100     8428  837800 SH       Sole    None      516000      -  321800
Haverty Furniture Co Inc       Common Stock     419596101     5176  575800 SH       Sole    None      353400      -  222400
Hess Corporation               Common Stock     42809h107     8925   88495 SH       Sole    None       54350      -   34145
HRPT Properties Trust          Common Stock     40426w101      386   50000 SH       Sole    None       50000      -       -
Irwin Financial Corp           Common Stock     464119106     5554  755700 SH       Sole    None      465501      -  290199
John Hancock Bank & Thrift     Fund Unit        409735107      309   50000 UNT      Sole    None       50000      -       -
Opportunity
Kellwood Co                    Common Stock     488044108     6698  402550 SH       Sole    None      247700      -  154850
Korea Electric Power Corp      Sponsored ADR    500631106     9868  473300 SH       Sole    None      292400      -  180900
La Z Boy Inc Com               Common Stock     505336107      317   40000 SH       Sole    None       40000      -       -
LandAmerica Financial          Common Stock     514936103     8008  239430 SH       Sole    None      147250      -   92180
Leadis Technology, Inc.        Common Stock     52171N103      286  100000 SH       Sole    None      100000      -       -
Lear Corp                      Common Stock     521865105    10422  376800 SH       Sole    None      231000      -  145800
M/I Homes Inc                  Common Stock     55305b101     4302  409730 SH       Sole    None      253350      -  156380
Max Worldwide, Inc             Common Stock     577940109       55  155000 SH       Sole    None      155000      -       -
Meritage Homes Corporation     Common Stock     59001a102     7741  531341 SH       Sole    None      326341      -  205000
Motive, Inc.                   Common Stock     61980V107      219  156800 SH       Sole    None      156800      -       -
Natuzzi Spa                    Sponsored ADR    63905a101     1125  244076 SH       Sole    None      142800      -  101276
Navistar International Corp    Common Stock     63934e108    21753  401350 SH       Sole    None      249500      -  151850
Newpark Resources Inc          Common Stock     651718504     6134 1125600 SH       Sole    None      687200      -  438400
Parlux Fragrances Inc          Common Stock     701645103      408  100000 SH       Sole    None      100000      -       -
Peak International Ltd         Common Stock     G69586108      456  200000 SH       Sole    None      200000      -       -
PFF Bancorp Inc                Common Stock     69331w104     9963  827500 SH       Sole    None      508800      -  318700
PMA Capital Corp               Common Stock     693419202     5896  717381 SH       Sole    None      439243      -  278138
PolyOne Corporation            Common Stock     73179p106     5893  895700 SH       Sole    None      548000      -  347700
Proliance International Inc    Common Stock     74340r104     1857 1032148 SH       Sole    None      609234      -  422914
Quanta Capital Holdings Ltd    Common Stock     g7313f106     2641 1035800 SH       Sole    None      637400      -  398400
Sanmina-SCI Corp               Common Stock     800907107     8571 4709700 SH       Sole    None     2979900      - 1729800
Selectica, Inc                 Common Stock     816288104      270  150000 SH       Sole    None      150000      -       -
Silicon Storage Technology Inc Common Stock     827057100      299  100000 SH       Sole    None      100000      -       -
Spansion Inc                   Common Stock     84649r101      353   90000 SH       Sole    None       90000      -       -
Stein Mart Inc                 Common Stock     858375108      275   58100 SH       Sole    None       58100      -       -
Stewart Info. Services Corp    Common Stock     860372101     6294  241250 SH       Sole    None      149000      -   92250
Superior Offshore              Common Stock     86825Q104      301   60000 SH       Sole    None       60000      -       -
International
Sypris Solutions Inc.          Common Stock     871655106      427   70000 SH       Sole    None       70000      -       -
Tecumseh Products Co           Common Stock     878895200     6195  264650 SH       Sole    None      161750      -  102900
Tesoro Corporation             Common Stock     881609101     5995  125698 SH       Sole    None       78550      -   47148
True Energy Trust              Foreign Unit     897839106      335  100000 UNT      Sole    None      100000      -       -
Union Drilling Inc             Common Stock     90653p105     8878  563000 SH       Sole    None      346500      -  216500
Utstarcom Inc                  Foreign Unit     918076100      275  100000 SH       Sole    None      100000      -       -
Valero Energy Corp             Common Stock     91913y100     9732  138975 SH       Sole    None       85600      -   53375
Virco Mfg Corp                 Foreign Unit     927651109     4443  602104 SH       Sole    None      369360      -  232744
Westell Technologies Inc.      Common Stock     957541105      288  200000 SH       Sole    None      200000      -       -
YRC Worldwide Inc              Foreign Unit     984249102     7121  416700 SH       Sole    None      264200      -  152500